ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 29, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008. The Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries and schools are collectively referred to as the “Group”.

The Group was previously engaged in the provision of high quality after-school tutoring programs (“AST”) for primary and secondary school students in the People’s Republic of China (the “PRC”) and has realigned to focus on enrichment learning services and learning content solutions in the PRC.

On July 24, 2021, the announcement of “Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (the “Opinion”)” was made by the General Office of the CPC Central Committee and the General Office of the State Council. The Opinion contains guiding principles about requirements and restrictions related to after-school tutoring services, including (i) service providers in AST services on academic subjects relating to compulsory education or academic AST institutions need to register as non-profit entity, (ii) foreign ownership in academic AST institutions are prohibited, including through contractual arrangements; (iii) listed companies are prohibited from raising capital to invest in businesses that teach academic subjects in compulsory education; (iv) relevant tutoring services on academic subjects in compulsory education are not allowed during public holidays, weekends and school breaks; and (v) academic AST institutions must follow the fee standards to be established by relevant authorities. The Opinion also provides that institutions providing after-school tutoring services on academic subjects in high schools (which do not fall within China’s compulsory education system) shall take into consideration the Opinion when conducting activities.

In compliance with the Opinion and applicable rules, regulations and measures, the Company decided in November 2021 to cease offering after-school tutoring services on academic subjects to students from kindergarten through grade nine (“K-9 Academic AST Services”) in the mainland of China by the end of December 2021. The Company has completed the cessation of K-9 Academic AST Services where the revenues from which accounted for a substantial majority of the Company’s total revenues in the fiscal year ended February 28, 2022. The cessation of K-9 Academic AST Services in the mainland of China did not represent a discontinued operation under Accounting Standards Codification (“ASC”) 205-20-45 since it did not meet the definition of a component because its operations and cash flows are not separately distinguishable from the rest of the Group’s services and the cessation did not represent a strategic shift. The Company also has taken actions to restructure its business and operations, including the early termination of certain leased office spaces and learning centers, disposal of relevant leasehold improvements and electronic equipment, which are disclosed in Note 6 and 12.

Responding to the regulatory changes, the Group realigned the business focus towards enrichment learning services, and learning content solutions.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

As of February 29, 2024, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries and schools are as follows:

Place of
	Later of date of	incorporation (or	Percentage
	incorporation or	establishment)	of legal	Principal	Nature of
Name	acquisition	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting service	VIE
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	Learning services	VIE’s subsidiaries and schools
TAL Education Technology (Jiangsu) Co., Ltd.(“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd.(“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Beijing Xueersi Technology Co., Ltd. ( “Xueersi Technology”)	April 28, 2020	Beijing	N/A*	Learning services	VIE’s subsidiaries and schools
Beijing TAL Books Co., Ltd. (“TAL Books”)	March 28, 2022	Beijing	N/A*	Sales of educational materials and products	VIE’s subsidiaries and schools
Shenzhen Xingtong Technology Co., Ltd. (“Shenzhen Xingtong”)	March 10, 2022	Shenzhen	100%	Learning device development, sales	Subsidiary
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

The VIE arrangements

PRC laws and regulations restrict and impose conditions on foreign investment in the education business and value-added telecommunication services in China. Accordingly, the Group operates substantially majority of the education business in China through the consolidated VIEs, their subsidiaries and schools.

To provide the Company the power to control and the ability to receive the expected residual returns of the VIEs and their subsidiaries and schools, the Company’s wholly owned subsidiary, TAL Beijing, entered into a series of contractual arrangements with Xueersi Education, Xueersi Network and Xinxin Xiangrong (collectively “the VIEs”) and their respective equity holders.

The VIEs and their subsidiaries and schools hold various licenses upon which the Group’s business depends. A substantial majority of the Group’s employees who provide the Group’s services are hired by the VIEs and their subsidiaries and schools, and the VIEs and their subsidiaries and schools lease a substantial portion of the properties upon which the Group’s services are delivered. The net revenues from the VIEs and their subsidiaries and schools accounted for 82.6% of the Group’s total net revenues for the fiscal year ended February 29, 2024.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements – continued

Through the contractual arrangements below, TAL Beijing has (1) the power to direct the activities of the VIEs and their subsidiaries and schools that most significantly affect their economic performance and (2) the right to receive substantially all the benefits from the VIEs and their subsidiaries and schools. It is therefore considered the primary beneficiaries of the VIEs and their subsidiaries and schools, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries and schools are consolidated in the Group’s financial statements.

Exclusive Business Service Agreements: Pursuant to the Exclusive Business Cooperation Agreement entered into by and among TAL Beijing, the VIEs and their respective equity holders, TAL Beijing or its designated affiliates have the exclusive right to provide each of the VIEs and their subsidiaries and schools(if any) comprehensive intellectual property licensing and various technical and business support services. The agreements are effective within the operation term of TAL Beijing, its subsidiaries and schools according to PRC Law, unless earlier terminated by mutual agreement of all parties.

The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing or its designated affiliates, owns the exclusive intellectual property rights developed in the performance of these agreements. As consideration for these services, TAL Beijing or its designated affiliates are entitled to charge the VIEs and VIEs’ subsidiaries and schools service fees annually or regularly, and adjust the service fee rates from time to time at their discretion.

Call Option Agreement: Pursuant to separate call option agreements entered into by and among TAL Beijing, the VIEs and the VIEs’ respective equity holders, the respective equity holders of the VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from the VIEs’ equity holders, to the extent permitted under PRC law, part or all of the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. Under each of these agreements, TAL Beijing has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Unless terminated early by mutual agreement of all parties, these agreements shall remain effective until TAL Beijing exercises its purchase right to purchase all the VIEs’ equity interests according to these agreements.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements – continued

Equity Pledge Agreement: Pursuant to separate equity pledge agreements by and among TAL Beijing, the VIEs and the VIEs’ respective equity holders, the respective equity holders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee the VIEs’ performance of their obligations under the exclusive technology support and service agreements with TAL Beijing. The equity holders of the VIEs agree that, without the prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. These agreements are effective on the date of execution and terminate when all the secured rights under the relevant agreements, as the case may be, are completely fulfilled or terminated in accordance thereof.

Letter of Undertaking: All of the equity holders of the VIEs have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective equity holders of the VIEs, such equity holders receive any dividends, interests, other distributions or remnant assets upon liquidation from the VIEs, such equity holders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore.

Power of Attorney: Each of the equity holders of the VIEs has executed an irrevocable power of attorney, appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring equity holder’s approval under PRC laws and regulations and the articles of association of the VIEs. These agreements remain effective during the entire period during which they are equity holders of the VIEs.

The articles of association of each of the VIEs states that the major rights of the equity holders in an equity holders’ meeting include the power to approve the operating strategy and investment plan, elect the executive directors and approve their compensation and review and approve the annual budget and earning distribution plan. Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over each of the VIEs respectively through equity holder’s votes and, through such votes, to also control the composition of the board of directors. As a result of these contractual rights, the Company has the power to direct the activities of each of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each individual equity holder (as applicable) of the VIEs has entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the call option agreement described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with the performance by her spouse of the obligations under the above mentioned agreements.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements - continued

Deed of undertaking: On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the Deed, Mr. Bangxin Zhang has irrevocably covenanted and undertaken to the Company that:

●	as long as Mr. Bangxin Zhang owns shares in the Company, whether legally or beneficially, and directly or indirectly (including shares held through Mr. Bangxin Zhang’s personal holding company Bright Unison Limited or any other company, trust, nominee or agent, if any), representing more than 50% of the aggregate voting power of the then total issued and outstanding shares of the Company;
●	Mr. Bangxin Zhang will not, directly or indirectly, (i) request or call any meeting of shareholders for the purpose of removing or replacing any of existing directors or appointing any new director, or (ii) propose any resolution at any of shareholders meetings to remove or replace any of existing directors or appoint any new director; and should any meeting of shareholders be called by the board of directors or requisitioned or called by shareholders for the purpose of removing or replacing any of the directors or appointing any new director, or if any resolution is proposed at any of shareholder meetings to remove or replace any of the directors or appoint any new director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise shall be equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote; and
●	Mr. Bangxin Zhang will not cast any votes he has as a director or shareholder (if applicable) on any resolutions or matters concerning enforcing, amending or otherwise relating to the Deed being considered or voted upon by board of directors or shareholders, as the case may be.

In the opinion of Maples and Calder (Hong Kong) LLP, the Company’s Cayman Islands legal counsel, the deed of undertaking constitutes the legal, valid and binding obligations of Mr. Bangxin Zhang, which cannot be unilaterally revoked by Mr. Bangxin Zhang, and is enforceable in accordance with its terms under existing Cayman Islands laws.

Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and equity holders are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	limit the Group’s business expansions in China by way of entering into contractual arrangements;
●	restrict the Group’s right to collect revenues;
●	impose fines;
●	confiscate any of our income that is deemed to be obtained through illegal operations;
●	block the Group’s websites or mobile apps;
●	require the Group to restructure the operations in such ways as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or permits, or relocate its businesses, staff and assets;
●	restrict or prohibit the Group’s use of the proceeds from overseas offering to finance our PRC subsidiaries’ or the VIEs’ or VIE Subsidiaries’ business and operations;
●	impose additional conditions or requirements with which the Group may not be able to comply; and
●	take other regulatory or enforcement actions against the Group that could be detrimental to its business.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

Risks in relation to the VIE structure - continued

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, and the VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, and the VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

Some of the legal owners of the VIEs are shareholders, directors and officers of TAL Education Group. The interests of the legal owners of the VIEs as beneficial owners of the VIEs may differ from the interests of the Group as a whole, since these parties’ respective equity interests in the VIEs may conflict with their respective equity interests in the Group. When conflicts of interest arise, it is possible that any or all of these equity holders of VIEs may not act in the best interests of the Group, and such conflicts may not be resolved in the Group’s favor. In addition, these equity holders of VIEs may breach, or cause the VIEs and their subsidiaries and schools to breach, or refuse to renew, the existing contractual arrangements the Group has with them and the VIEs and their subsidiaries and schools. Other than the aforementioned deed of undertaking the Group entered with Mr. Bangxin Zhang, the Group currently does not have any arrangements to address potential conflicts of interest between these equity holders of the VIEs and the Company. The equity holders of the VIEs may encounter in their capacity as direct or indirect nominee equity holders of the VIEs, on the one hand, and as beneficial owners of the Group (and, as applicable, director and/or officers of the Group), on the other hand. To a large extent, the Group relies on the legal owners of the VIEs to abide by the laws of the Cayman Islands and China, which provide that directors and officers owe a fiduciary duty to the Group that requires them to act in good faith and in the best interests of the Group and not to use their positions for personal gains. If the Group cannot resolve any conflict of interest or dispute between it and these equity holders of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business and subject it to substantial uncertainty as to the outcome of any such legal proceedings.

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements

The following consolidated financial statement balances and amounts of the Company’s VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 28,	As of February 29,
	2023	2024
Cash and cash equivalents	$331,081	$524,271
Other current assets	234,186	312,149

Total current assets	565,267	836,420

Property and equipment, net	238,898	347,032
Other non-current assets	619,221	611,982

Total assets	1,423,386	1,795,434

Deferred revenue-current	213,239	350,887
Other current liabilities	449,854	540,620

Total current liabilities	663,093	891,507

Total non-current liabilities	112,807	188,149

Total liabilities	$775,900	$1,079,656

For the years ended February 28, 2022,2023 and February 29, 2024, for all of the VIEs and VIEs’ subsidiaries, excluding inter-company transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Net revenues	$4,193,212	$865,846	$1,230,855
Net income	$186,848	$206,431	$257,674

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Net cash provided by operating activities	$117,350	$170,478	$480,165
Net cash used in investing activities	$(194,349)	$(76,209)	$(137,073)
Net cash used in financing activities	—	—	—

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

The VIE arrangements – continued

As of February 28, 2022,2023 and February 29, 2024, the balance of the amount payable by the VIEs and their subsidiaries and schools to TAL Beijing or its designated affiliates related to the service fees was $752,200, $532,323 and $536,956, respectively, and was eliminated upon consolidation. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligation.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their paid-in capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.